Common Stock - Summary of Information Regarding Outstanding Restricted Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Restricted Shares Outstanding, Beginning balance	1,336,666	1,606,047	1,765,837
Restricted Stock Granted, Shares	758,176	482,428	374,425
Restricted Stock Vested, Shares	(340,218)	(406,844)	(496,642)
Restricted Stock Canceled, Shares	(239,534)	(344,965)	(37,573)
Restricted Shares Outstanding, Ending balance	1,515,090	1,336,666	1,606,047
Weighted-Average Grant Date Fair Value of Restricted Stock, Beginning Balance	$ 67.56	$ 44.21	$ 42.15
Restricted Stock Granted, Weighted-Average Grant Date Fair Value	$ 69.07	$ 83.79	$ 79.53
Restricted Stock Vested, Weighted-Average Grant Date Fair Value	$ 69.29	$ 83.34	$ 64.22
Restricted Stock Canceled, Weighted-Average Grant Date Fair Value	$ 40.97	$ 30.39	$ 44.02
Weighted-Average Grant Date Fair Value of Restricted Stock, Ending Balance	$ 73.73	$ 67.56	$ 44.21